MD&A - Capital management	12 Months Ended
Dec. 31, 2017
Disclosure MDA Capital Management [Line Items]
Disclosure Of Objectives Policies And Processes For Managing Capital Explanatory

Audited | An adequate level of total loss-absorbing capacity (TLAC) in accordance with both our internal assessment and regulatory requirements is a prerequisite to conducting our business activities.▲

Audited | We manage our balance sheet, RWA, LRD and TLAC ratio levels within our internal limits and targets and on the basis of our regulatory TLAC requirements. Our strategic focus is set on achieving an optimal attribution and use of financial resources between our business divisions and Corporate Center, as well as between our legal entities, while remaining within the limits defined for the Group and allocated to the business divisions by the Board of Directors (BoD). These resource allocations, in turn, affect business plans and earnings projections, which are reflected in our capital plans.

The annual strategic planning process includes a capital-planning component that is key in defining medium- and longer-term capital targets. It is based on an attribution of Group RWA and LRD internal limits to the business divisions.

Limits and targets are established at both the Group and business division levels, and are submitted to the BoD for approval at least annually. In the target-setting process, we take into account the current and potential future TLAC requirements, our aggregate risk exposure in terms of capital-at-risk, the assessment by rating agencies, comparisons with peers and the effect of expected accounting policy changes.▲

Audited | In 2017, we continued to focus on meeting the Swiss SRB fully applied capital requirements, which will go into effect from 1 January 2020. Therefore, we executed a series of transactions, including:

  the issuance of CHF 10.4 billion equivalent of TLAC-eligible senior unsecured debt the issuance of CHF 0.4 billion of high-trigger loss-absorbing AT1 capital instruments related to DCCP awards granted for the performance year 2017 the call of CHF 2.7 billion equivalent of non-Basel III-compliant tier 1 and tier 2 capital instruments.▲

Regulatory capital and movement [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital
	Swiss SRB, including transitional arrangements(phase-in)		Swiss SRB as of 1.1.20(fully applied)
CHF million	31.12.17	31.12.16	31.12.17	31.12.16
Total IFRS equity	51,271	54,302	51,271	54,302
Equity attributable to non-controlling interests	(57)	(682)	(57)	(682)
Deferred tax assets recognized for tax loss carry-forwards[1]	(4,637)	(5,042)	(5,797)	(8,403)
Deferred tax assets on temporary differences, excess over threshold	(489)	(741)	(857)	(1,835)
Goodwill, net of tax[1,2]	(5,183)	(3,959)	(6,479)	(6,599)
Intangible assets, net of tax	(214)	(241)	(214)	(241)
Compensation-related components (not recognized in net profit)	(1,620)	(1,589)	(1,620)	(1,589)
Expected losses on advanced internal ratings-based portfolio less general provisions	(634)	(356)	(634)	(356)
Unrealized (gains) / losses from cash flow hedges, net of tax	(351)	(972)	(351)	(972)
Unrealized own credit related to financial liabilities designated at fair value, net of tax, and replacement values	133	(294)	133	(294)
Unrealized gains related to financial assets available for sale, net of tax	(193)	(262)	(193)	(262)
Prudential valuation adjustments	(59)	(68)	(59)	(68)
Consolidation scope	(44)	(129)	(44)	(129)
Accruals for proposed dividends to shareholders	(2,438)	(2,250)	(2,438)	(2,250)
Other	10	71	10	71
Total common equity tier 1 capital	35,494	37,788	32,671	30,693
1 As of 31 December 2017, the phase-in deduction applied was 80%; as of 31 December 2016, the phase-in deduction applied was 60%. 2 Includes goodwill related to significant investments in financial institutions of CHF 350 million (31 December 2016: CHF 342 million).

Audited | Our CET1 capital mainly consists of share capital, share premium, which primarily consists of additional paid-in capital related to shares issued, and retained earnings. A detailed reconciliation of IFRS equity to CET1 capital is provided in the “Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital” table.

Our fully applied CET1 capital increased by CHF 2.0 billion to CHF 32.7 billion as of 31 December 2017, mainly as a result of operating profit before tax, partly offset by accruals for capital returns to shareholders. Our loss-absorbing additional tier 1 capital remained at CHF 9.2 billion, unchanged from 31 December 2016, as a CHF 0.4 billion increase related to Deferred Contingent Capital Plan (DCCP) awards granted for the performance year 2017 was offset by currency effects.▲

Audited | Our fully applied total gone concern loss-absorbing capacity increased by CHF 7.1 billion to CHF 36.4 billion as of 31 December 2017, including CHF 27.2 billion of TLAC-eligible senior unsecured debt. ▲

UBS AG
Disclosure MDA Capital Management [Line Items]
Disclosure Of Objectives Policies And Processes For Managing Capital Explanatory

Audited | An adequate level of total loss-absorbing capacity (TLAC) in accordance with both our internal assessment and regulatory requirements is a prerequisite to conducting our business activities.▲

Audited | We manage our balance sheet, RWA, LRD and TLAC ratio levels within our internal limits and targets and on the basis of our regulatory TLAC requirements. Our strategic focus is set on achieving an optimal attribution and use of financial resources between our business divisions and Corporate Center, as well as between our legal entities, while remaining within the limits defined for the Group and allocated to the business divisions by the Board of Directors (BoD). These resource allocations, in turn, affect business plans and earnings projections, which are reflected in our capital plans.

The annual strategic planning process includes a capital-planning component that is key in defining medium- and longer-term capital targets. It is based on an attribution of Group RWA and LRD internal limits to the business divisions.

Limits and targets are established at both the Group and business division levels, and are submitted to the BoD for approval at least annually. In the target-setting process, we take into account the current and potential future TLAC requirements, our aggregate risk exposure in terms of capital-at-risk, the assessment by rating agencies, comparisons with peers and the effect of expected accounting policy changes.▲

Audited | In 2017, we continued to focus on meeting the Swiss SRB fully applied capital requirements, which will go into effect from 1 January 2020. Therefore, we executed a series of transactions, including:

  the issuance of CHF 10.4 billion equivalent of TLAC-eligible senior unsecured debt the issuance of CHF 0.4 billion of high-trigger loss-absorbing AT1 capital instruments related to DCCP awards granted for the performance year 2017 the call of CHF 2.7 billion equivalent of non-Basel III-compliant tier 1 and tier 2 capital instruments.▲

Regulatory capital and movement [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital (UBS Group AG vs UBS AG consolidated)
As of 31.12.17	Swiss SRB, including transitional arrangements(phase-in)			Swiss SRB as of 1.1.20(fully applied)
CHF million	UBS Group AG(consolidated)	UBS AG(consolidated)	Differences	UBS Group AG(consolidated)	UBS AG(consolidated)	Differences
Total IFRS equity	51,271	50,775	496	51,271	50,775	496
Equity attributable to preferred noteholders and non-controlling interests	(57)	(57)	0	(57)	(57)	0
Deferred tax assets recognized for tax loss carry-forwards	(4,637)	(4,637)	0	(5,797)	(5,797)	0
Deferred tax assets on temporary differences, excess over threshold	(489)	(403)	(86)	(857)	(749)	(108)
Goodwill, net of tax	(5,183)	(5,183)	0	(6,479)	(6,479)	0
Intangible assets, net of tax	(214)	(214)	0	(214)	(214)	0
Compensation-related components (not recognized in net profit)	(1,620)		(1,620)	(1,620)		(1,620)
Expected losses on advanced internal ratings-based portfolio less general provisions	(634)	(634)	0	(634)	(634)	0
Unrealized (gains) / losses from cash flow hedges, net of tax	(351)	(351)	0	(351)	(351)	0
Unrealized own credit related to financial liabilities designated at fair value, net of tax, and replacement values	133	133	0	133	133	0
Unrealized gains related to financial assets available for sale, net of tax	(193)	(193)	0	(193)	(193)	0
Prudential valuation adjustments	(59)	(59)	0	(59)	(59)	0
Consolidation scope	(44)	(44)	0	(44)	(44)	0
Accruals for proposed dividends to shareholders	(2,438)	(3,065)	627	(2,438)	(3,065)	627
Other	10	(26)	36	10	(26)	36
Total common equity tier 1 capital	35,494	36,042	(548)	32,671	33,240	(569)